UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     August 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $267,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARR PHARMACEUTICALS INC       COM              068306109      508    11276 SH       SOLE                        0        0        0
CINCINNATI FINL CORP           COM              172062101      525    20662 SH       SOLE                        0        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100      201     2456 SH       SOLE                        0        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      826    39865 SH       SOLE                        0        0        0
ENCANA CORP                    COM              292505104      231     2550 SH       SOLE                        0        0        0
EXXON MOBIL CORP               COM              30231G102      290     3301 SH       SOLE                        0        0        0
GENERAL ELECTRIC CO            COM              369604103      754    28273 SH       SOLE                        0        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      280     3687 SH       SOLE                     3687        0        0
ISHARES TR                     DJ US INDEX FD   464287846     8629   136636 SH       SOLE                   136636        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     8903   129654 SH       SOLE                   129654        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1754    12925 SH       SOLE                    12925        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      253     3673 SH       SOLE                     3673        0        0
ISHARES TR                     RUSSELL 3000     464287689     2001    26726 SH       SOLE                    26726        0        0
ISHARES TR                     S&P MC 400 GRW   464287606      300     3391 SH       SOLE                     3391        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    47373   857585 SH       SOLE                   857585        0        0
PROCTER & GAMBLE CO            COM              742718109    11697   192360 SH       SOLE                        0        0        0
SPDR SERIES TRUST              DJWS REIT ETF    78464A607      958    14644 SH       SOLE                    14644        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      428     5590 SH       SOLE                     5590        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      333     4310 SH       SOLE                     4310        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     1414    23898 SH       SOLE                    23898        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    12961   221867 SH       SOLE                   221867        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   166507  2598033 SH       SOLE                  2598033        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      408     9497 SH       SOLE                     9497        0        0